THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4%
	APPAREL & TEXTILE PRODUCTS - 3.0%
2,191	NIKE, Inc., Class B	$ 260,269

	ASSET MANAGEMENT - 3.8%
1,294	LPL Financial Holdings, Inc.	322,931

	AUTOMOTIVE - 13.6%
3,814	BYD Company Ltd. - ADR	205,079
4,301	Harley-Davidson, Inc.	204,513
3,637	Tesla, Inc.(a)	748,166
		1,157,758
	BEVERAGES - 2.9%
2,707	Celsius Holdings, Inc.(a)	245,796

	BIOTECH & PHARMA - 5.2%
5,260	Halozyme Therapeutics, Inc.(a)	252,427
1,170	Zoetis, Inc.	195,390
		447,817
	E-COMMERCE DISCRETIONARY - 2.0%
6,472	Revolve Group, Inc.(a)	175,262

	ELECTRICAL EQUIPMENT - 1.5%
1,034	Generac Holdings, Inc.(a)	124,090

	ENGINEERING & CONSTRUCTION - 3.8%
2,019	Quanta Services, Inc.	325,867

	HEALTH CARE FACILITIES & SERVICES - 3.4%
1,306	Charles River Laboratories International, Inc.(a)	286,458

	INDUSTRIAL INTERMEDIATE PROD - 3.1%
1,994	Chart Industries, Inc.(a)	266,199

	INTERNET MEDIA & SERVICES - 15.9%
2,110	Airbnb, Inc., CLASS A(a)	260,121

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	INTERNET MEDIA & SERVICES - 15.9% (Continued)
7,926	Alphabet, Inc., Class A(a)	$ 713,815
3,575	Match Group, Inc.(a)	148,077
7,193	Uber Technologies, Inc.(a)	239,239
10,372	Yandex N.V., Class A(a)	–
		1,361,252
	LEISURE FACILITIES & SERVICES - 7.3%
6,032	Caesars Entertainment, Inc.(a)	306,184
216	Chipotle Mexican Grill, Inc.(a)	322,073
		628,257
	RENEWABLE ENERGY - 6.8%
1,092	Enphase Energy, Inc.(a)	229,899
10,065	Green Plains, Inc.(a)	348,953
		578,852
	RETAIL - DISCRETIONARY - 5.2%
14,818	Hertz Global Holdings, Inc.(a)	274,282
547	Lululemon Athletica, Inc.(a)	169,132
		443,414
	SEMICONDUCTORS - 3.9%
424	NVIDIA Corporation	98,436
3,141	Wolfspeed, Inc.(a)	232,371
		330,807
	SOFTWARE - 12.9%
3,717	Fortinet, Inc.(a)	220,938
1,543	Palo Alto Networks, Inc.(a)	290,655
1,708	Salesforce, Inc.(a)	279,446
3,110	Splunk, Inc.(a)	318,776
		1,109,815

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
COMMON STOCKS — 97.4% (Continued)
TECHNOLOGY HARDWARE - 3.1%
5,493	Ciena Corporation(a)	$ 264,872

	TOTAL COMMON STOCKS (Cost $11,322,646)	$ 8,329,716

	TOTAL INVESTMENTS - 97.4% (Cost $11,322,646)	$ 8,329,716
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%	219,941
	NET ASSETS - 100.0%	$ 8,549,657

ADR	- American Depositary Receipt
LTD	- Limited Company

(a)	Non-income producing security.